Cash and Cash Equivalents (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Annual interest rate for deposits	1.50%
Bottom of range [Member]
Disclosure of financial assets [line items]
Annual interest rate for deposits		0.75%
Top of range [member]
Disclosure of financial assets [line items]
Annual interest rate for deposits		1.25%